Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Operating lease liabilities
Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended December 31,
Lease Term and Discount Rate	2024		2025
Weighted-average remaining lease term:
- Operating leases	4.30	years	3.93	years
Weighted-average discount rate:
- Operating leases	6.13%		6.03%

Schedule of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Operating lease
RMB
2026	274,512
2027	192,099
2028	129,399
2029	96,024
2030	77,296
Thereafter	49,858
Total lease commitment	819,188

Less: imputed interest	(89,878)

Total operating lease liabilities	729,310
Less: current operating lease liabilities	(239,712)

Long-term operating lease liabilities	489,598

Schedule of supplemental cash flow information related to leases

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	432,477	362,289	294,383
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	429,788	122,728	103,930